Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	June 30, 2025	December 31, 2024
Construction in progress	$9,701,166	$10,320,596
Machinery	133,975,505	116,977,275
Building	52,901,789	18,400,135
Office equipment	2,736,613	2,781,912
Vehicle	403,564	550,134
	199,718,637	149,030,052
Less: accumulated depreciation	(30,378,364)	(19,990,558)
	$169,340,273	$129,039,494